Note 18 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]
December 31	Amount
2016	62,365,151
2017	145,824,000

208,189,151